FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Mar. 31, 2013
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities measured at fair value on a recurring basis

	Thousands of Yen
Items Measured at Fair Value on a	Carrying	Total Fair	Fair Value Hierarchy Classification
Recurring Basis	Value	Value	Level 1	Level 2	Level 3
March 31, 2012:
Assets:
Available-for-sale securities:
Equity securities	¥273,600	¥273,600	¥273,600	¥—	¥—

Liabilities:
Derivatives—Interest rate swaps	815	815	—	815	—

March 31, 2013:
Assets:
Available-for-sale securities:
Equity securities	266,850	266,850	266,850	—	—

Liabilities:
Derivatives—Interest rate swaps	23	23	—	23	—